Share-Based Compensation to Employees (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Compensation expense	$ 5,381
Cost of revenues [Member]
Compensation expense	448
Selling and marketing [Member]
Compensation expense	355
General and administrative [Member]
Compensation expense	$ 4,578